Share-based Payment Arrangements (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD		$ 1.18
Option price - USD		$ 0.80
Expected volatility (%)		105.77%
Expected duration (years)		4 years 11 months 12 days
Dividend yield (%)
Risk free rate interest rate (%)		1.41%
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD	$ 1.22		$ 2.17
Option price - USD	$ 1.1		$ 3.82
Expected volatility (%)	113.78%		80.91%
Expected duration (years)	7 years		6 years 11 months 19 days
Risk free rate interest rate (%)	1.95%		1.39%
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD	$ 0.746		$ 1.82
Option price - USD	$ 0.49		$ 3.28
Expected volatility (%)	99.22%		80.65%
Expected duration (years)	4 years 7 months 10 days		6 years 9 months 7 days
Risk free rate interest rate (%)	1.63%		1.36%
Option pricing model [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD		$ 368.39
Option price - USD		$ 369.39
Expected volatility (%)		79.16%
Expected duration (years)		7 years
Dividend yield (%)
Risk free rate interest rate (%)		2.40%